INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 95	$ 95
Cost of revenues	(3)	(3)
Gross profit	92	92
Operating Expenses:
Research and development expenses	(5,059)	(5,736)
Less participation by the Office of the Chief Scientist and other parties	931	1,699
Research and development expenses, net	(4,128)	(4,037)
General and administrative expenses	(1,487)	(1,678)
Operating loss	(5,523)	(5,623)
Financial expense, net	(353)	(288)
Net loss for the period	$ (5,876)	$ (5,911)
Loss per share:
Basic and diluted net loss per share	$ (0.07)	$ (0.09)
Weighted average number of shares used in computing basic and diluted net loss per share	78,704,746	69,131,435